Interest in Joint Operation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Summary of share of joint operation and includes inter-company transactions and balances
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2021		2020
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets
Property, plant and equipment	587.8	808.0	648.6	843.0
Current assets	45.4	62.4	34.2	44.4
Cash and cash equivalents	7.6	10.4	7.3	9.5
Inventories	36.1	49.6	23.1	30.0
Other receivables	1.7	2.4	3.8	4.9

Total assets	633.2	870.4	682.8	887.4
Total equity
Retained earnings	64.6	88.9	38.5	50.1
Non-current liabilities	161.5	221.9	162.8	211.6
Deferred taxation	63.4	87.2	60.7	78.9
Finance lease liabilities	76.2	104.7	81.7	106.2
Environmental rehabilitation costs	20.2	27.7	18.6	24.2
Long-term incentive plan	1.7	2.3	1.8	2.3
Current liabilities	407.1	559.6	481.5	625.7
Related entity loans payable	377.2	518.5	452.8	588.4
Trade and other payables	22.3	30.7	21.4	27.8
Current portion of finance lease liabilities	7.6	10.4	7.3	9.5

Total equity and liabilities	633.2	870.4	682.8	887.4